Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax		$ 13,977,273	$ 27,324,790	$ 37,186,765
Income tax rate		35.00%	30.00%	30.00%
Income tax using the Bank's income tax rate		$ 4,892,046	$ 8,197,437	$ 11,156,030
Permanent Differences [Abstract]
Tax -exempt income		(284,301)	(495,677)	(989,166)
Non-deductible expenses		145,946	182,111	131,823
Change in tax rate		1,476,570	(671,278)	(1,934,389)
Other		64,298	294,314	(32,143)
Net monetary inflation adjustment		19,796,244	12,691,263	15,834,002
Sub total		26,090,803	20,198,170	24,166,157
Inflation adjustment for tax purposes		(20,467,605)	(7,576,583)	(19,908,003)
Over/under income tax from prior year	[1]	(1,001,615)	(494,797)
Income tax expense		$ 4,621,583	$ 12,126,790	$ 4,258,154	$ 555,002	$ 647,945	$ 264,257
Effective tax rate		33.00%	44.00%	11.00%

[1]	It includes an income tax charge of 974,000 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 15.5 “Income tax – inflation adjustment for fiscal year 2020”.